Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/12

Item 1. Schedule of Investments.

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Closed End Funds 0.5%			
Romania 0.5%			
SIF Banat-Crisana	Diversified Financial Services	675,050	$ 217,453
SIF Moldova	Diversified Financial Services	699,352	261,311
SIF Muntenia	Diversified Financial Services	602,700	122,749
SIF Oltenia	Diversified Financial Services	810,632	319,411
SIF Transilvania	Diversified Financial Services	2,134,189	337,399
Total Closed End Funds (Cost $1,346,874)			1,258,323
Common Stocks 93.6%			
Australia 0.6%			
BHP Billiton Ltd.	Metals & Mining	46,588	1,596,759
Austria 0.4%			
[a]Raiffeisen Bank International AG	Commercial Banks	29,883	1,082,336
Brazil 16.5%			
Companhia de Bebidas das Americas (AmBev)	Beverages	808,027	25,395,989
Itau Unibanco Holding SA, ADR	Commercial Banks	262,351	4,008,723
Souza Cruz SA	Tobacco	913,667	12,397,110
			41,801,822
Chile 2.8%			
Antofagasta PLC	Metals & Mining	342,069	6,967,970
China 9.5%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	888,000	2,771,314
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,053,000	6,252,226
[a]Great Wall Motor Co. Ltd., H	Automobiles	1,631,859	4,314,137
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	6,134,000	8,052,838
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	100,415	494,545
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	1,494,000	2,277,327
			24,162,387
Colombia 1.0%			
Bancolombia SA, ADR	Commercial Banks	24,400	1,456,924
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	18,827	1,109,475
			2,566,399
Hong Kong 7.2%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	416,619	4,628,637
Giordano International Ltd.	Specialty Retail	630,476	530,119
I.T Ltd.	Specialty Retail	2,374,000	1,007,243
Luk Fook Holdings (International) Ltd.	Specialty Retail	944,720	3,143,259
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	61,000	202,958
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	2,665,302	5,831,666
VTech Holdings Ltd.	Communications Equipment	239,900	2,939,079
			18,282,961
Hungary 0.1%			
OTP Bank PLC	Commercial Banks	12,270	215,486
India 8.6%			
Grasim Industries Ltd.	Construction Materials	12,719	796,987
Infosys Ltd.	IT Services	81,583	3,907,226
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	549,552	2,912,387
Tata Chemicals Ltd.	Chemicals	40,404	244,707
Tata Consultancy Services Ltd.	IT Services	566,391	13,852,012
			21,713,319
Indonesia 8.8%			
PT Astra International Tbk	Automobiles	21,335,000	16,497,283
PT Bank Central Asia Tbk	Commercial Banks	3,366,772	2,779,258

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	3,990,000	3,106,113
			22,382,654
Kenya 0.4%			
British American Tobacco Kenya Ltd. Corp.	Tobacco	22,200	111,911
Equity Bank Ltd.	Commercial Banks	1,838,600	495,754
Kenya Commercial Bank Ltd.	Commercial Banks	1,347,700	438,437
			1,046,102
Malaysia 0.5%			
Kuala Lumpur Kepong Bhd.	Food Products	180,490	1,302,669
Mexico 1.0%			
Kimberly Clark de Mexico SAB de CV, A	Household Products	1,094,781	2,614,336
Nigeria 1.1%			
First Bank of Nigeria PLC	Commercial Banks	6,952,274	656,751
Guinness Nigeria PLC	Beverages	185,749	309,464
Nigerian Breweries PLC	Beverages	1,968,952	1,715,944
Unilever Nigeria PLC	Household Products	107,204	28,165
			2,710,324
Qatar 0.5%			
Industries Qatar QSC	Industrial Conglomerates	35,332	1,359,502
Russia 15.4%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	30,500	307,745
Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	594,100	5,955,853
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	135,920	8,364,517
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	16,650	1,026,056
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	116,066	1,835,003
Sberbank of Russia	Commercial Banks	2,819,240	8,221,880
TNK-BP Holding	Oil, Gas & Consumable Fuels	2,085,826	5,675,853
[d]Uralkali OJSC, GDR, Reg S	Chemicals	184,794	7,646,776
			39,033,683
Singapore 2.6%			
Keppel Corp. Ltd.	Industrial Conglomerates	389,982	3,622,567
SembCorp Marine Ltd.	Machinery	740,260	2,997,834
			6,620,401
South Africa 3.5%			
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	57,637	1,114,916
Remgro Ltd.	Diversified Financial Services	296,318	5,173,100
Tiger Brands Ltd.	Food Products	74,895	2,458,572
			8,746,588
South Korea 3.0%			
LG Chem Ltd.	Chemicals	4,440	1,321,630
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,632	5,598,312
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	5,105	772,395
			7,692,337
Sweden 0.3%			
Oriflame Cosmetics SA, SDR	Personal Products	21,556	738,419
Taiwan 0.9%			
President Chain Store Corp.	Food & Staples Retailing	412,671	2,208,753
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	48,000	146,947
			2,355,700
Thailand 6.0%			
Kasikornbank PCL, fgn.	Commercial Banks	1,613,648	9,552,084
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	521,000	2,746,108

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited)

PTT PCL, fgn.	Oil, Gas & Consumable Fuels	283,700	3,027,483
			15,325,675
Turkey 0.3%			
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	32,883	749,793
Turkmenistan 0.0%†			
Dragon Oil PLC	Oil, Gas & Consumable Fuels	10,222	99,902
United Arab Emirates 1.2%			
Emaar Properties PJSC	Real Estate Management & Development	3,250,541	3,079,697
United States 0.9%			
Avon Products Inc.	Personal Products	136,606	2,178,866
Vietnam 0.2%			
DHG Pharmaceutical JSC	Pharmaceuticals	43,900	153,445
Dong Phu Rubber JSC	Chemicals	48,240	122,419
Vinacafe Bien Hoa JSC	Food Products	31,380	217,865
			493,729
Zimbabwe 0.3%			
Delta Corp. Ltd.	Beverages	887,261	692,064
Total Common Stocks (Cost $146,460,320)			237,611,880
Participatory Notes (Cost $128,544) 0.1%			
Saudi Arabia 0.1%			
HSBC Bank PLC, Etihad Etisalat Co., 12/05/14	Wireless Telecommunication Services	7,044	127,258
Preferred Stocks 4.8%			
Brazil 2.9%			
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	570,985	2,543,972
Vale SA, ADR, pfd., A	Metals & Mining	278,772	4,839,482
			7,383,454
Chile 1.9%			
Embotelladora Andina SA, pfd., A	Beverages	1,024,704	4,795,705
Total Preferred Stocks (Cost $6,586,979)			12,179,159
Total Investments before Short Term Investments (Cost $154,522,717)			251,176,620
Short Term Investments 0.9%			
Money Market Funds (Cost $423,991) 0.2%			
United States 0.2%			
e/Institutional Fiduciary Trust Money Market Portfolio		423,991	423,991
Investments from Cash Collateral Received for Loaned Securities (Cost $1,670,210) 0.7%			
Money Market Funds 0.7%			
United States 0.7%			
gBNY Mellon Overnight Government Fund, 0.204%		1,670,210	1,670,210
Total Investments (Cost $156,616,918) 99.9%			253,270,821
Other Assets, less Liabilities 0.1%			321,701
Net Assets 100.0%			$ 253,592,522

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

† Rounds to less than 0.1% of net assets.
[a] A portion or all of the security is on loan at September 30, 2012.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the value of this security was $202,958, representing 0.08% of net assets.
[c] At September 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the value of this security was $7,646,776, representing 3.02% of net assets.
[e] Non-income producing.
[f] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
[g] The rate shown is the annualized seven-day yield at period end.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 97.7%			
Austria 0.2%			
Telekom Austria AG	Diversified Telecommunication Services	1,613,970	$ 11,407,177
Belgium 0.3%			
KBC GROEP NV	Commercial Banks	835,229	20,038,718
Brazil 1.0%			
Embraer SA, ADR	Aerospace & Defense	2,038,700	54,270,194
Vale SA, ADR	Metals & Mining	19,130	342,427
			54,612,621
Canada 2.0%			
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,487,430	39,963,290
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,475,030	73,160,008
			113,123,298
China 5.3%			
China Life Insurance Co. Ltd., H	Insurance	19,832,000	57,161,214
China Mobile Ltd.	Wireless Telecommunication Services	7,403,940	82,305,253
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	155,688,040	89,947,825
Citic Pacific Ltd.	Industrial Conglomerates	21,456,971	25,678,745
Shanghai Electric Group Co. Ltd.	Electrical Equipment	130,840,463	46,570,249
			301,663,286
France 10.1%			
Alstom SA	Electrical Equipment	919,690	32,246,714
AXA SA	Insurance	3,704,380	55,172,036
BNP Paribas SA	Commercial Banks	1,060,540	50,398,082
Cie Generale des Etablissements Michelin, B	Auto Components	1,135,909	88,983,308
[a]Credit Agricole SA	Commercial Banks	34,405	237,419
France Telecom SA	Diversified Telecommunication Services	4,567,265	55,099,713
GDF Suez	Multi-Utilities	1,164,360	26,034,940
Sanofi	Pharmaceuticals	1,717,079	146,403,430
Sanofi, ADR	Pharmaceuticals	7,213	310,592
Total SA, B	Oil, Gas & Consumable Fuels	1,756,123	87,108,850
Vivendi SA	Diversified Telecommunication Services	1,934,874	37,731,271
			579,726,355
Germany 12.1%			
Bayer AG	Pharmaceuticals	1,210,796	103,983,034
Deutsche Lufthansa AG	Airlines	1,178,080	15,971,558
Deutsche Post AG	Air Freight & Logistics	2,943,487	57,494,428
E.ON AG	Multi-Utilities	2,583,130	61,293,670
E.ON AG, ADR	Multi-Utilities	21,400	507,394
HeidelbergCement AG	Construction Materials	286,510	15,010,686
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	10,804,254	68,559,228
Merck KGaA	Pharmaceuticals	740,189	91,313,272
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	432,493	67,526,682
SAP AG	Software	1,322,881	93,685,254
Siemens AG	Industrial Conglomerates	999,450	99,677,882
Software AG	Software	429,180	15,453,528
			690,476,616
Hong Kong 3.5%			
AIA Group Ltd.	Insurance	16,376,110	60,716,398
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	2,813,540	41,200,040

Cheung Kong (Holdings) Ltd., ADR	Real Estate Management & Development	62,195	900,584
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,405,520	42,638,829
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,487	239,975
Swire Pacific Ltd., A	Real Estate Management & Development	3,606,310	44,158,613
Swire Properties Ltd.	Real Estate Management & Development	2,793,917	8,647,332
			198,501,771
India 2.9%			
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	5,915,740	86,416,092
ICICI Bank Ltd.	Commercial Banks	4,044,893	80,825,234
			167,241,326
Ireland 1.2%			
CRH PLC	Construction Materials	28,070	541,070
CRH PLC (London Stock Exchange)	Construction Materials	3,415,840	65,802,632
			66,343,702
Italy 2.8%			
Eni SpA	Oil, Gas & Consumable Fuels	3,007,718	65,783,461
Intesa Sanpaolo SpA	Commercial Banks	30,822,440	46,856,711
[a]UniCredit SpA	Commercial Banks	11,492,983	47,733,597
			160,373,769
Japan 2.4%			
Itochu Corp.	Trading Companies & Distributors	3,972,300	40,265,128
Nissan Motor Co. Ltd.	Automobiles	3,476,200	29,623,541
Toyota Motor Corp.	Automobiles	1,666,820	64,934,104
Trend Micro Inc.	Software	13,500	377,138
			135,199,911
Netherlands 6.7%			
Akzo Nobel NV	Chemicals	1,139,320	64,405,021
[a]ING Groep NV	Diversified Financial Services	8,951,550	70,733,115
[a]ING Groep NV, ADR	Diversified Financial Services	25,485	201,077
Koninklijke Philips Electronics NV	Industrial Conglomerates	3,864,255	90,153,393
Koninklijke Philips Electronics NV, N.Y. shs.	Industrial Conglomerates	12,635	296,291
Randstad Holding NV	Professional Services	1,073,751	35,689,142
[a]SBM Offshore NV	Energy Equipment & Services	2,940,396	41,904,187
Unilever NV	Food Products	2,348,076	83,068,890
			386,451,116
Norway 4.1%			
Statoil ASA	Oil, Gas & Consumable Fuels	4,230,590	109,238,940
Telenor ASA	Diversified Telecommunication Services	6,566,568	128,056,015
			237,294,955
Portugal 0.6%			
Portugal Telecom SGPS SA	Diversified Telecommunication Services	6,933,153	34,274,649
Singapore 3.6%			
DBS Group Holdings Ltd.	Commercial Banks	10,430,313	122,299,616
DBS Group Holdings Ltd., ADR	Commercial Banks	7,775	362,704
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	32,759,360	85,418,580
			208,080,900
South Korea 5.7%			
KB Financial Group Inc.	Commercial Banks	1,074,895	38,317,753
KB Financial Group Inc., ADR	Commercial Banks	267,823	9,451,474
LG Electronics Inc.	Household Durables	1,160,227	71,884,547
POSCO	Metals & Mining	168,577	55,325,988

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	126,523	152,917,792
			327,897,554
Spain 3.8%			
[a]Banco Santander SA	Commercial Banks	9,614,753	71,599,769
Inditex SA	Specialty Retail	219,852	27,299,987
Repsol SA	Oil, Gas & Consumable Fuels	2,768,747	53,689,896
Telefonica SA	Diversified Telecommunication Services	4,854,059	64,716,229
			217,305,881
Sweden 1.5%			
Ericsson, B	Communications Equipment	6,752,270	61,554,439
Getinge AB, B	Health Care Equipment & Supplies	891,991	26,928,338
			88,482,777
Switzerland 7.6%			
Adecco SA	Professional Services	1,069,431	50,898,752
Credit Suisse Group AG	Capital Markets	1,603,360	33,978,377
Lonza Group AG	Life Sciences Tools & Services	5,160	269,893
Nestle SA	Food Products	934,856	58,947,271
Novartis AG	Pharmaceuticals	965,744	59,097,844
Novartis AG, ADR	Pharmaceuticals	12,890	789,641
Roche Holding AG	Pharmaceuticals	581,390	108,618,452
Swiss Re AG	Insurance	1,386,715	89,134,905
UBS AG (CHF Traded)	Capital Markets	12,179	148,280
UBS AG (USD Traded)	Capital Markets	2,582,534	31,455,264
			433,338,679
Taiwan 1.6%			
[b]Compal Electronics Inc., GDR, 144A	Computers & Peripherals	4,647,747	20,875,487
[c]Compal Electronics Inc., GDR, Reg S	Computers & Peripherals	1,210,107	5,435,230
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	20,751,492	63,528,585
			89,839,302
Turkey 0.0%†			
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	19,860	300,680
United Kingdom 17.9%			
Aviva PLC	Insurance	10,318,779	53,160,905
BAE Systems PLC	Aerospace & Defense	13,063,041	68,596,211
BP PLC	Oil, Gas & Consumable Fuels	10,012,179	70,585,848
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,250	476,550
Carillion PLC	Construction & Engineering	4,811,556	21,059,122
GlaxoSmithKline PLC	Pharmaceuticals	5,661,752	130,529,391
HSBC Holdings PLC (GBP Traded)	Commercial Banks	46,864	433,875
HSBC Holdings PLC (HKD Traded)	Commercial Banks	8,268,901	77,791,203
[a]International Consolidated Airlines Group SA	Airlines	15,021,450	36,153,399
Kingfisher PLC	Specialty Retail	15,847,891	67,635,381
[a]Lloyds Banking Group PLC	Commercial Banks	86,634,050	54,313,199
Marks & Spencer Group PLC	Multiline Retail	10,252,260	59,075,936
Rexam PLC	Containers & Packaging	3,988,510	27,993,401
[a]Rolls-Royce Holdings PLC	Aerospace & Defense	3,794,766	51,670,975
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	7,120	494,199
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	13,747	487,967
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,586,822	113,140,409
Standard Chartered PLC	Commercial Banks	2,313,388	52,316,285
Tesco PLC	Food & Staples Retailing	5,629,520	30,186,506
Vodafone Group PLC	Wireless Telecommunication Services	38,526,414	109,350,556
			1,025,451,318
United States 0.8%			
ACE Ltd.	Insurance	601,170	45,448,452

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Total Common Stocks (Cost $4,805,167,762)			5,592,874,813
Preferred Stocks 1.4%			
Brazil 1.4%			
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,605,230	57,497,426
Vale SA, ADR, pfd., A	Metals & Mining	1,507,480	26,169,853
Total Preferred Stocks (Cost $65,652,439)			83,667,279
Total Investments before Short Term Investments (Cost $4,870,820,201)			5,676,542,092
Short Term Investments (Cost $44,781,705) 0.8%			
Money Market Funds 0.8%			
United States 0.8%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio		44,781,705	44,781,705
Total Investments (Cost $4,915,601,906) 99.9%			5,721,323,797
Other Assets, less Liabilities 0.1%			4,170,588
Net Assets 100.0%			$ 5,725,494,385

[†] Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the value of this security was $20,875,487, representing 0.36% of net assets.
[c] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the value of this security was $5,435,230, representing 0.09% of net assets.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Abbreviations

Currency

CHF - Swiss Franc
GBP - British Pound
HKD - Hong Kong Dollar
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited)

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks 94.1%			
Australia 2.0%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	1,188,969	$ 1,634,224
Emeco Holdings Ltd.	Trading Companies & Distributors	3,470,299	2,627,938
Iluka Resources Ltd.	Metals & Mining	235,873	2,429,701
Pacific Brands Ltd.	Distributors	3,867,604	2,447,356
			9,139,219
Austria 0.6%			
Wienerberger AG	Building Products	372,910	2,889,624
Bahamas 1.5%			
[a]Steiner Leisure Ltd.	Diversified Consumer Services	148,150	6,896,382
Belgium 1.8%			
Barco NV	Electronic Equipment, Instruments & Components	120,880	8,217,319
Bermuda 1.6%			
Axis Capital Holdings Ltd.	Insurance	208,210	7,270,693
Brazil 1.1%			
Companhia de Saneamento de Minas Gerais	Water Utilities	137,400	3,125,270
Lojas Renner SA	Multiline Retail	54,500	1,809,720
			4,934,990
Canada 7.5%			
[a]ATS Automation Tooling Systems Inc.	Machinery	385,800	3,491,758
Canaccord Financial Inc.	Capital Markets	314,238	1,815,093
Dorel Industries Inc., B	Household Durables	195,000	6,770,021
Enerflex Ltd.	Energy Equipment & Services	139,600	1,767,448
Ensign Energy Services Inc.	Energy Equipment & Services	228,700	3,511,842
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	215,600	4,573,566
HudBay Minerals Inc.	Metals & Mining	642,760	6,327,266
Mullen Group Ltd.	Energy Equipment & Services	166,100	3,935,659
North West Company Inc.	Food & Staples Retailing	116,550	2,638,331
			34,830,984
Cayman Islands 1.3%			
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,514,562	6,167,800
China 3.6%			
AAC Technologies Holdings Inc.	Communications Equipment	1,338,000	4,822,756
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,004,000	1,724,638
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	18,338,000	3,807,459
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	6,844,000	2,480,126
Sinotrans Ltd., H	Air Freight & Logistics	2,939,199	382,832
Yingde Gases	Chemicals	4,084,500	3,618,704
			16,836,515
Finland 3.5%			
Amer Sports OYJ	Leisure Equipment & Products	617,052	8,024,580
Huhtamaki OYJ	Containers & Packaging	529,940	8,451,203
			16,475,783
France 0.7%			
Ipsos	Media	88,140	2,819,149
Teleperformance SA	Professional Services	11,260	322,529
			3,141,678
Germany 3.0%			
Gerresheimer AG	Life Sciences Tools & Services	89,590	4,682,241
Jenoptik AG	Electronic Equipment, Instruments & Components	253,970	1,926,528
[a]Kloeckner & Co. SE	Trading Companies & Distributors	421,765	4,030,773

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Rational AG	Machinery	12,780	3,203,294
			13,842,836
Greece 0.5%			
JUMBO S.A.	Specialty Retail	443,502	2,450,666
Hong Kong 5.2%			
Hopewell Holdings Ltd.	Industrial Conglomerates	410,000	1,414,377
Techtronic Industries Co. Ltd.	Household Durables	5,999,000	10,908,257
Texwinca Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,937,000	1,246,486
VTech Holdings Ltd.	Communications Equipment	687,000	8,416,621
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	670,000	2,255,136
			24,240,877
Italy 1.6%			
Amplifon SpA	Health Care Providers & Services	433,648	1,844,528
Azimut Holding SpA	Capital Markets	500,530	5,772,775
			7,617,303
Japan 12.8%			
Asahi Co. Ltd.	Specialty Retail	281,400	4,799,685
Asics Corp.	Textiles, Apparel & Luxury Goods	722,100	9,743,978
Descente Ltd.	Textiles, Apparel & Luxury Goods	988,671	5,891,356
en-japan Inc.	Professional Services	1,605	1,593,996
Keihin Corp.	Auto Components	233,200	2,758,296
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	178,800	9,543,179
Megane TOP Co. Ltd.	Specialty Retail	445,951	5,154,710
MEITEC Corp.	Professional Services	285,500	6,505,017
Nissin Kogyo Co. Ltd.	Auto Components	196,330	2,571,273
Shinko Plantech Co. Ltd.	Energy Equipment & Services	309,600	2,527,266
Sumitomo Rubber Industries Ltd.	Auto Components	513,200	6,096,449
Tokai Rika Co. Ltd.	Auto Components	172,400	2,423,564
			59,608,769
Netherlands 6.0%			
Aalberts Industries NV	Machinery	382,708	6,870,431
Accell Group NV	Leisure Equipment & Products	250,086	4,131,250
Arcadis NV	Construction & Engineering	226,640	4,796,785
Mediq NV	Health Care Providers & Services	248,049	4,111,945
Royal Imtech NV	Construction & Engineering	233,010	6,150,282
USG People NV	Professional Services	213,262	1,614,168
			27,674,861
Norway 2.4%			
Schibsted ASA	Media	123,288	4,713,823
Tomra Systems ASA	Commercial Services & Supplies	730,970	6,476,554
			11,190,377
Philippines 0.8%			
Metropolitan Bank & Trust Co.	Commercial Banks	1,702,839	3,779,547
Russia 0.1%			
[a,b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	24,688	520,053
Singapore 1.0%			
[a] Flextronics International Ltd.	Electronic Equipment, Instruments & Components	735,860	4,415,160
South Korea 8.9%			
Binggrae Co. Ltd.	Food Products	73,618	6,973,968
BS Financial Group Inc.	Commercial Banks	421,530	4,542,064
DGB Financial Group Inc.	Commercial Banks	292,010	3,854,416
Halla Climate Control Corp.	Auto Components	528,620	10,917,291
Hyundai Mipo Dockyard Co. Ltd.	Machinery	18,643	2,276,660
KIWOOM Securities Co. Ltd.	Capital Markets	54,015	3,172,018
Korea Investment Holdings Co. Ltd.	Capital Markets	68,050	2,450,281
Mirae Asset Securities Co. Ltd.	Capital Markets	78,060	2,372,634

Youngone Corp.	Textiles, Apparel & Luxury Goods	146,188	4,824,058
			41,383,390
Spain 2.7%			
Antena 3 de Television SA	Media	222,279	1,014,021
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	12,383	6,038,898
Tecnicas Reunidas SA	Energy Equipment & Services	123,087	5,722,697
			12,775,616
Sweden 1.3%			
[a,c]D Carnegie & Co. AB	Capital Markets	148,750	—
Duni AB	Household Durables	361,620	3,029,427
Oriflame Cosmetics SA, SDR	Personal Products	81,430	2,789,455
			5,818,882
Switzerland 3.5%			
Forbo Holding AG	Household Durables	3,110	1,835,345
[d]Logitech International SA	Computers & Peripherals	262,020	2,397,483
Nobel Biocare Holding AG	Health Care Equipment & Supplies	185,570	1,860,732
Panalpina Welttransport Holding AG	Air Freight & Logistics	51,350	4,905,946
Verwaltungs-und Privat-Bank AG	Capital Markets	35,038	2,773,756
Vontobel Holding AG	Capital Markets	95,110	2,391,782
			16,165,044
Taiwan 3.7%			
D-Link Corp.	Communications Equipment	6,625,000	4,042,802
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	841,482	4,460,861
Simplo Technology Co. Ltd.	Computers & Peripherals	1,207,918	7,227,001
[a]Ta Chong Bank Ltd.	Commercial Banks	4,704,047	1,635,744
			17,366,408
Thailand 2.6%			
Bank of Ayudhya PCL, fgn.	Commercial Banks	4,425,300	4,521,471
L.P.N. Development PCL, fgn.	Real Estate Management & Development	8,098,600	4,964,760
Pruksa Real Estate PCL, fgn.	Real Estate Management & Development	4,049,300	2,364,171
			11,850,402
Turkey 0.4%			
Aygaz AS	Gas Utilities	437,263	1,862,763
United Kingdom 12.4%			
Bellway PLC	Household Durables	320,320	4,762,457
Berendsen PLC	Commercial Services & Supplies	522,090	4,592,487
Bodycote PLC	Machinery	970,477	6,114,737
Bovis Homes Group PLC	Household Durables	335,760	2,736,595
Debenhams PLC	Multiline Retail	1,688,980	2,791,372
Dignity PLC	Diversified Consumer Services	411,097	6,049,050
Greggs PLC	Food & Staples Retailing	947,680	7,662,808
Homeserve PLC	Commercial Services & Supplies	597,940	2,026,634
Kingfisher PLC	Specialty Retail	687,190	2,932,779
Laird PLC	Electronic Equipment, Instruments & Components	2,237,271	8,124,813
Man Group PLC	Capital Markets	81,651	108,608
UBM PLC	Media	611,950	6,919,494
[a]Vectura Group PLC	Pharmaceuticals	1,964,812	2,736,437
			57,558,271
Total Common Stocks (Cost $374,700,248)			436,922,212
Short Term Investments (Cost $2,423,685) 0.5%			
Investments from Cash Collateral Received for Loaned Securities			
Money Market Funds 0.5%			
United States 0.5%			
[e]BNY Mellon Overnight Government Fund, 0.204%		2,423,685	2,423,685

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Total Investments (Cost $377,123,933) 94.6%		439,345,897
Other Assets, less Liabilities 5.4%		25,212,806
Net Assets 100.0%	$	464,558,703

[a] Non-income producing.

[b] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

[c] Security has been deemed illiquid because it may not be able to be sold within seven days.

[d] A portion or all of the security is on loan at September 30, 2012.

[e] The rate shown is the annualized seven-day yield at period end.

Abbreviations

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 93.4%			
Australia 1.5%			
[a]Bluescope Steel Ltd.	Metals & Mining	6,957,943	$ 3,031,485
[a]Qantas Airways Ltd.	Airlines	2,342,381	2,964,440
			5,995,925
Brazil 0.5%			
Centrais Eletricas Brasileiras SA	Electric Utilities	349,679	2,087,636
Canada 0.8%			
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	258,420	3,453,133
China 5.0%			
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	3,357,820	3,065,830
China Life Insurance Co. Ltd., H	Insurance	1,398,000	4,029,416
China Mobile Ltd.	Wireless Telecommunication Services	305,000	3,390,506
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	768,290	2,972,377
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	9,244,000	5,340,665
Citic Pacific Ltd.	Industrial Conglomerates	1,531,687	1,833,054
			20,631,848
France 4.9%			
AXA SA	Insurance	81,365	1,211,828
BNP Paribas SA	Commercial Banks	59,720	2,837,963
Carrefour SA	Food & Staples Retailing	58,870	1,221,006
Cie Generale des Etablissements Michelin, B	Auto Components	34,438	2,697,758
Ipsen SA	Pharmaceuticals	87,440	2,131,560
Sanofi	Pharmaceuticals	121,690	10,375,663
			20,475,778
Germany 5.1%			
Bayer AG	Pharmaceuticals	98,310	8,442,853
Deutsche Lufthansa AG	Airlines	207,660	2,815,304
HeidelbergCement AG	Construction Materials	23,970	1,255,824
Merck KGaA	Pharmaceuticals	38,190	4,711,302
Siemens AG	Industrial Conglomerates	17,220	1,717,398
Software AG	Software	58,080	2,091,292
			21,033,973
Hong Kong 3.1%			
AIA Group Ltd.	Insurance	1,473,400	5,462,808
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	146,000	2,137,949
Hutchison Whampoa Ltd.	Industrial Conglomerates	553,000	5,352,211
			12,952,968
India 0.3%			
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	44,022	643,066
ICICI Bank Ltd.	Commercial Banks	10,602	211,850
ICICI Bank Ltd., ADR	Commercial Banks	5,360	215,150
			1,070,066
Ireland 1.9%			
CRH PLC	Construction Materials	104,460	2,013,545
[a]Elan Corp. PLC, ADR	Pharmaceuticals	546,030	5,853,442
			7,866,987
Italy 0.9%			
Eni SpA	Oil, Gas & Consumable Fuels	171,929	3,760,354
Japan 4.2%			
Itochu Corp.	Trading Companies & Distributors	339,000	3,436,266
Nissan Motor Co. Ltd.	Automobiles	292,200	2,490,075
NKSJ Holdings Inc.	Insurance	125,750	2,462,305

Toyota Motor Corp.	Automobiles	69,700	2,715,294
Trend Micro Inc.	Software	220,290	6,154,062
			17,258,002
Netherlands 2.7%			
Akzo Nobel NV	Chemicals	67,570	3,819,688
[a]ING Groep NV	Diversified Financial Services	617,030	4,875,631
Randstad Holding NV	Professional Services	76,530	2,543,691
			11,239,010
Norway 1.3%			
Telenor ASA	Diversified Telecommunication Services	277,640	5,414,316
Portugal 0.3%			
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	76,000	1,232,517
Russia 0.4%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	154,860	1,562,537
Singapore 2.7%			
DBS Group Holdings Ltd.	Commercial Banks	260,500	3,054,467
[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	328,840	1,973,040
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	2,402,004	6,263,119
			11,290,626
South Korea 2.1%			
Hyundai Mobis	Auto Components	8,323	2,320,518
POSCO	Metals & Mining	11,172	3,666,585
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	2,210	2,671,043
			8,658,146
Spain 0.3%			
Repsol SA	Oil, Gas & Consumable Fuels	69,618	1,349,991
Sweden 0.6%			
Getinge AB, B	Health Care Equipment & Supplies	51,838	1,564,938
Nordea Bank AB	Commercial Banks	106,280	1,051,420
			2,616,358
Switzerland 4.1%			
[a]Basilea Pharmaceutica AG	Biotechnology	51,670	2,609,735
Credit Suisse Group AG	Capital Markets	280,110	5,936,086
Roche Holding AG	Pharmaceuticals	25,100	4,689,319
Swiss Re AG	Insurance	56,590	3,637,477
			16,872,617
Taiwan 1.8%			
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	1,730,000	1,925,630
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,820,616	5,573,631
			7,499,261
Thailand 1.0%			
Bangkok Bank PCL, fgn.	Commercial Banks	607,900	3,963,279
Turkey 0.3%			
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	76,540	1,158,816
United Kingdom 15.7%			
Aviva PLC	Insurance	180,490	929,859
G4S PLC	Commercial Services & Supplies	980,640	4,208,912
GlaxoSmithKline PLC	Pharmaceuticals	374,290	8,629,104
HSBC Holdings PLC (HKD Traded)	Commercial Banks	865,200	8,139,528

Templeton Institutional Funds

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[a]International Consolidated Airlines Group SA	Airlines	966,960	2,327,265
Kingfisher PLC	Specialty Retail	1,474,140	6,291,311
[a]Lloyds Banking Group PLC	Commercial Banks	6,369,630	3,993,291
Marks & Spencer Group PLC	Multiline Retail	721,280	4,156,185
Rexam PLC	Containers & Packaging	525,290	3,686,754
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	72,460	5,166,398
Standard Chartered PLC	Commercial Banks	253,750	5,738,448
Tesco PLC	Food & Staples Retailing	1,226,770	6,578,163
Vodafone Group PLC	Wireless Telecommunication Services	1,776,160	5,041,323
			64,886,541
United States 31.9%			
Abercrombie & Fitch Co., A	Specialty Retail	114,748	3,892,252
American Express Co.	Consumer Finance	47,040	2,674,694
Amgen Inc.	Biotechnology	46,120	3,888,838
Applied Materials Inc.	Semiconductors & Semiconductor Equipment	175,850	1,963,365
Baker Hughes Inc.	Energy Equipment & Services	74,540	3,371,444
Chevron Corp.	Oil, Gas & Consumable Fuels	27,350	3,187,916
Cisco Systems Inc.	Communications Equipment	159,330	3,041,610
Citigroup Inc.	Diversified Financial Services	164,260	5,374,587
Comcast Corp., Special A	Media	110,350	3,840,180
Computer Sciences Corp.	IT Services	94,330	3,038,369
CVS Caremark Corp.	Food & Staples Retailing	118,420	5,733,896
The Dow Chemical Co.	Chemicals	65,360	1,892,826
[a]Electronic Arts Inc.	Software	300,740	3,816,391
[a]Forest Laboratories Inc.	Pharmaceuticals	172,380	6,138,452
[a]Gilead Sciences Inc.	Biotechnology	83,520	5,539,882
Global Payments Inc.	IT Services	43,620	1,824,625
[a]Isis Pharmaceuticals Inc.	Biotechnology	21,600	303,912
JPMorgan Chase & Co.	Diversified Financial Services	163,000	6,598,240
LyondellBasell Industries NV, A	Chemicals	77,630	4,010,366
Macy's Inc.	Multiline Retail	182,320	6,858,878
Medtronic Inc.	Health Care Equipment & Supplies	114,400	4,932,928
[a]Navistar International Corp.	Machinery	77,890	1,642,700
[a]Onyx Pharmaceuticals Inc.	Biotechnology	13,010	1,099,345
Pfizer Inc.	Pharmaceuticals	347,130	8,626,181
The Procter & Gamble Co.	Household Products	40,880	2,835,437
SAIC Inc.	IT Services	201,990	2,431,960
[a]Sprint Nextel Corp.	Wireless Telecommunication Services	600,180	3,312,994
[a]Symantec Corp.	Software	143,080	2,575,440
Target Corp.	Multiline Retail	101,770	6,459,342
Time Warner Cable Inc.	Media	46,700	4,439,302
United Parcel Service Inc., B	Air Freight & Logistics	51,620	3,694,443
Valero Energy Corp.	Oil, Gas & Consumable Fuels	158,440	5,019,379
Walgreen Co.	Food & Staples Retailing	55,100	2,007,844
[a]Watson Pharmaceuticals Inc.	Pharmaceuticals	70,320	5,988,451
			132,056,469
Total Common Stocks (Cost $348,158,297)			386,387,154
Preferred Stocks (Cost $2,766,411) 0.5%			
Brazil 0.5%			
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	100,650	2,221,346
Total Investments before Short Term Investments (Cost $350,924,708)			388,608,500
		Principal Amount	
Short Term Investments (Cost $10,000,000) 2.4%			
Time Deposits 2.4%			
United States 2.4%			
Royal Bank of Canada, 0.05%, 10/01/12		$ 10,000,000	10,000,000

Templeton Institutional Funds
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Total Investments (Cost $360,924,708) 96.3%		398,608,500
Other Assets, less Liabilities 3.7%		15,214,132
Net Assets 100.0%	$	413,822,632

[a] Non-income producing.

ABBREVIATIONS

Currency

HKD - Hong Kong Dollar

Selected Portfolio

ADR - American Depositary Receipt

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches

including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
Cost of investments	$ 162,084,601	$ 5,026,081,316	$ 378,812,459	$ 361,505,347
Unrealized appreciation	$ 109,004,524	$ 1,364,446,733	$ 88,636,305	$ 55,274,904
Unrealized depreciation	(17,818,304)	(669,204,252)	(28,102,867)	(18,171,751)
Net unrealized appreciation (depreciation)	$ 91,186,220	$ 695,242,481	$ 60,533,438	$ 37,103,153

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Emerging Marketing Series				
Assets:				
Investments in Securities:				
Closed End Funds	$ 1,258,323	$ -	$ -	1,258,323
Equity Investments[a,b]	249,791,039	-	-	249,791,039
Participatory Notes	-	127,258	-	127,258
Short Term Investments	423,991	1,670,210	-	2,094,201
Total Investments in Securities	$ 251,473,353	$ 1,797,468	$ -	$ 253,270,821
Foreign Equity Series				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Taiwan	$ 63,528,585	$ 26,310,717	$ -	$ 89,839,302
All Other Equity Investments[b]	5,586,702,790	-	-	5,586,702,790
Short Term Investments	44,781,705	-	-	44,781,705
Total Investments in Securities	$ 5,695,013,080	$ 26,310,717	$ -	$ 5,721,323,797
Foreign Smaller Companies Series				
Assets:				
Investments in Securities				
Equity Investments:[c]				
Thailand	$ 6,885,642	$ 4,964,760	$ -	$ 11,850,402
All Other Equity Investments[b]	425,071,810	-	- [d]	425,071,810
Short Term Investments	-	2,423,685	-	2,423,685
Total Investments in Securities	$ 431,957,452	$ 7,388,445	$ -	$ 439,345,897
Global Equity Series				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 388,608,500	$ -	$ -	$ 388,608,500
Short Term Investments	-	10,000,000	-	10,000,000
Total Investments in Securities	$ 388,608,500	$ 10,000,000	$ -	$ 398,608,500

[a] Includes common and preferred stocks.

[b] For detailed categories, see the accompanying Statement of Investments.

[c] Includes common stocks.

[d] Includes securities determined to have no value at September 30, 2012.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date November 27, 2012

By /s/MARK H. OTANI
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date November 27, 2012